Annual Total Returns- Invesco Treasury Obligations Portfolio (Reserve) [BarChart] - Reserve - Invesco Treasury Obligations Portfolio - Reserve Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.03%	0.03%	0.10%	0.13%	0.33%	0.88%	1.16%	0.12%